Acquisition of EMI Solutions, Inc. (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Acquisition of EMI Solutions, Inc. [Line Items]
Cash	$ 2,200
Consideration paid	155
Cash portion	2,993	$ 89
Cash consideration	$ 174
Repurchase shares of common stock (in Shares)	964,912
Percentage of expected volatility	55.00%
Percentage of dividend yield
Percentage of risk-free interest rate	4.50%
Permanent equity, carrying value	$ 8,856
Legacy Mobix [Member]
Acquisition of EMI Solutions, Inc. [Line Items]
Price per share (in Dollars per share)	$ 6,840
Common stock value	$ 8,856
Business Acquisition [Member]
Acquisition of EMI Solutions, Inc. [Line Items]
Estimated fair value	8,856
Acquisition payable	1,000
EMI Solutions Inc [Member]
Acquisition of EMI Solutions, Inc. [Line Items]
Cash portion	1,045
Revenue	997
Comprehensive loss	$ 454
Common Stock [Member]
Acquisition of EMI Solutions, Inc. [Line Items]
Consideration acquisition shares (in Shares)	964,912
Repurchase shares of common stock (in Shares)	964,912